Segment Information (Tables)	12 Months Ended
Nov. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The operating segments within each of our NAA and EA reportable segments have been aggregated based on the similarity of their economic and other characteristics. Our Cruise Support segment includes our portfolio of leading port destinations and other services, all of which are operated for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and other operations.

	As of and for the years ended November 30,
(in millions)	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2018
NAA	$12,236	$7,180	$1,403	$1,264	$2,389		$2,614	$25,613
EA	6,243	3,676	751	611	1,205		945	13,825
Cruise Support	129	53	268	103	(296)		38	2,303
Tour and Other	272	180	28	39	26		152	660
	$18,881	$11,089	$2,450	$2,017	$3,325		$3,749	$42,401
2017
NAA	$11,442	$6,704	$1,337	$1,195	$2,117	(a)	$1,715	$24,430
EA	5,703	3,568	667	561	907		793	14,149
Cruise Support	129	66	246	53	(235)		431	1,739
Tour and Other	236	163	15	37	20		5	459
	$17,510	$10,501	$2,265	$1,846	$2,809		$2,944	$40,778
2016
NAA	$10,563	$5,961	$1,273	$1,117	$2,211		$2,114	$24,066
EA	5,464	3,203	638	538	1,086		622	12,844
Cruise Support	131	67	278	42	(256)		310	1,513
Tour and Other	231	152	8	41	30		16	458
	$16,389	$9,383	$2,197	$1,738	$3,071		$3,062	$38,881

(a)	Includes $89 million of impairment charges related to NAA’s goodwill and trademarks.

Revenue by Geographic Area, Based on Where Guests are Sourced
Revenues by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2018	2017	2016
North America	$10,066	$9,195	$8,327
Europe	5,957	5,414	5,254
Australia and Asia	2,530	2,604	2,506
Other	327	297	302
	$18,881	$17,510	$16,389